Income Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense (benefit) attributable to operations:
Current tax expense	$ 417,752	$ 89,821	$ 551,052	$ 265,586	$ 42,854
Deferred tax (benefit) expense	(480,045)	82,291	(307,986)	(240,863)	160,438
Total income tax expense (benefit) attributable to net income	(62,293)	172,112	243,066	24,723	203,292
Income tax effect on equity:
Attributable to unrealized (losses) gains on investments			(691,519)	418,073	(661,574)
Attributable to unrealized (losses) gains on postretirement obligation					(127)
Attributable to unrealized (losses) gains on foreign exchange	$ 749	$ (932)	(2,159)	(1,132)	(889)
Total income tax effect on equity			$ (450,612)	$ 441,664	$ (459,298)